Summary of significant accounting policies (Details 2) - Argentina Consumer Price [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Level of price index	183.13	124.80	100.00
Price index movements	47.5	24.8	0